OPERATING INCOME AND OPERATING EXPENSES (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating income and operating expense [Abstract]
Credit and debit card fees	$ 1,164,380	$ 1,092,919	$ 1,015,253
Banking services	885,512	816,839	630,616
Bancassurance	408,248	336,692	260,224
Trust	359,651	294,499	265,215
Collections	228,580	229,940	203,772
Acceptances and guarantees	55,365	55,724	44,539
Checks	48,010	51,974	55,861
Brokerage	20,618	23,431	23,453
Others	416,543	383,217	291,624
Fees and commissions income	3,586,907	3,285,235	2,790,557
Banking services	(396,264)	(354,640)	(298,415)
Call Center and Website	(291,602)	(260,006)	(190,110)
Others	(394,848)	(351,625)	(308,988)
Fees and commission expenses	(1,082,714)	(966,271)	(797,513)
Total fees and commission, net	$ 2,504,193	$ 2,318,964	$ 1,993,044